Real Estate Activity Business Acquisitions, Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue	$ 403,768	$ 382,417	$ 353,175
Net income (loss) available to common shareholders	$ 6,935	$ 1,105	$ (49,379)
Net income (loss) per common share — dilutive	$ 0.07	$ 0.01	$ (0.69)